Share-Based Payments - Summary of Movements of Options Issued (Details)	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Options outstanding, Beginning balance | shares	28,210,001	29,093,334
Forfeited | shares	(5,010,000)	(133,334)
Exercised | shares	(12,033,334)	(749,999)
Options outstanding, Ending balance | shares	11,166,667	28,210,001
Options exercisable | shares	666,667	12,676,667
Weighted Average Exercise Price, Beginning Balance | $ / shares	$ 0.5	$ 0.52
Weighted Average Exercise Price, Forfeited | $ / shares	0.5	1.3
Weighted Average Exercise Price, Exercised | $ / shares	0.5	0.68
Weighted Average Exercise Price, Ending Balance | $ / shares	0.5	0.5
Weighted Average Exercise Price, Exercisable | $ / shares	$ 0.5	$ 0.5